Note 11 - Financial Instruments	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
11.
Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable and other receivables. The principal financial liabilities of the Company consist of long-term bank loans, derivatives, trade accounts payable, accrued expenses and amount due to related company.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agree to exchange, at specified intervals the difference between a paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below in this note do not
qualify for accounting purposes as fair value hedges, under guidance relating to
Derivatives and Hedging
, as the Company does
not
have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in “(Gain) / loss on derivative, net” in the unaudited condensed consolidated statements of operations. As of
September 30, 2020,
the Company had
one
open swap contract for a notional amount of
$30.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not
require collateral for its trade accounts receivable.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash and amount due to related company approximate their individual carrying amounts as of
December 31, 2019
and
September 30, 2020,
due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company's long term borrowing approximates
$71.36
million as of
September 30, 2020
or approximately
$0.23
million less than their carrying value of
$71.13
million (excluding the unamortized deferred charges). The fair value of the Company's long-term borrowing is estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans is considered Level
2
item in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company's related party loans is estimated based on current interest rates offered to the Company for similar loans and approximates their individual carrying amounts due to their short-term maturity. The fair value of the Company's interest rate swap is the estimated amount the Company would pay to terminate the swap agreement at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;

Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;

Level
3:
Unobservable inputs that are
not
corroborated by market data.

The fair value of the Company's interest rate swap agreement is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair value of the interest rate swap determined through Level
2
of the fair value hierarchy as defined in guidance relating to “Fair value measurements” is derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2020
Interest rate swap contract – Unrealized gain / (loss)	Loss on derivative, net	41,435	(582,850)
Interest rate swap contract - Realized (loss) / gain	Loss on derivative, net	(44,320)	18,219
Total loss on derivative		(2,885)	(564,631)

Asset Measured at Fair Value on a Non-recurring Basis

As of
June 30, 2020
the vessel M/V "EM Oinousses" with a carrying amount of
$3.77
million, was classified as vessel held for sale and written down to its fair value of
$3.87
million, less estimated costs to sell of
$0.22
million, resulting in a loss of
$0.12
million, which was included in the unaudited condensed consolidated statement of operations under “Loss on write-down of vessel held for sale”. The fair value of M/V "EM Oinousses" was determined by reference to its negotiated and thereafter agreed sale price and is considered Level
2.

Nonrecurring Fair Value Measurements at Reporting Date

	September 30, 2020
	Fair Value	Level 1	Level 2	Level 3	Loss 2020
Vessel held for sale	$3,873,406	-	$3,873,406	-	$121,165